EQUITY (Schedule of Options Outstanding by Exercise Price Range) (Details)	Dec. 31, 2017 shares yr	Dec. 31, 2016 shares yr	Dec. 31, 2015 shares yr
Disclosure of number and weighted average remaining contractual life of outstanding share options [line items]
Number of options outstanding | shares	10,651,097	4,557,927	3,500,262
Weighted average remaining contractual (in Yrs.) | yr	7.8	5.5	5.0
Up to 10.00 [Member]
Disclosure of number and weighted average remaining contractual life of outstanding share options [line items]
Number of options outstanding | shares	9,855,697	3,502,043	2,117,886
Weighted average remaining contractual (in Yrs.) | yr	8.0	6.5	5.8
10.01-20.00 [Member]
Disclosure of number and weighted average remaining contractual life of outstanding share options [line items]
Number of options outstanding | shares	795,400	1,037,436	1,334,866
Weighted average remaining contractual (in Yrs.) | yr	4.8	2.4	3.8
20.01-30.00 [Member]
Disclosure of number and weighted average remaining contractual life of outstanding share options [line items]
Number of options outstanding | shares		3,278	10,340
Weighted average remaining contractual (in Yrs.) | yr		0.7	0.9
30.01-40.00 [Member]
Disclosure of number and weighted average remaining contractual life of outstanding share options [line items]
Number of options outstanding | shares		10,000	10,000
Weighted average remaining contractual (in Yrs.) | yr		0.6	1.6
Over 40.00 [Member]
Disclosure of number and weighted average remaining contractual life of outstanding share options [line items]
Number of options outstanding | shares		5,170	27,170
Weighted average remaining contractual (in Yrs.) | yr		0.4	1.0